Income Taxes (Tax Effects of Temporary Differences) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current
Accounts receivable	¥ 277	$ 40	¥ 370
Other receivables	0	0	0
Inventory impairment	918	134	918
Estimated Loss due to Product Warranty	0	0	0
Deferred tax assets - current	1,195	174	1,288
Non-current
Property, plant and equipment, principally due to differences in depreciation	634	92	775
Construction in progress, principally due to capitalized interest	(2,208)	(320)	(2,432)
Lease prepayments, principally due to differences in charges	(320)	(47)	(331)
Allowance for advanced to supplier-long term	16	2	16
Net loss carryforward	2,493	362	6,110
Deferred Tax Assets, Gross, Noncurrent	615	89	4,138
Net deferred income tax assets	¥ 1,810	$ 263	¥ 5,426